Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-03-19 - USD ($)	3 Months Ended	12 Months Ended
	Mar. 25, 2025	Dec. 31, 2024	Dec. 31, 2023
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Amount			$ 193,959
Erroneous Compensation Analysis
As set forth in greater detail in Note 2 to our consolidated financial statements, in connection with the preparation of the Company’s financial statements for the year ended December 31, 2024 included elsewhere in this Annual Report, we determined that we had previously understated certain expenses during the periods of 2019 through 2024. As a result of restating our financial statements for the years ended December 31, 2023 and 2022, we have determined that we erroneously awarded an aggregate of $193,959 in incentive-based compensation (the “Erroneously Awarded Compensation”) to five current and two former executive officers, with respect to the fiscal year ended December 31, 2023.
The Erroneously Awarded Compensation was paid out during the first quarter of 2024 and was based (a) 50% on the Company’s achievement of certain targeted revenues and (b) 50% based on the Company’s achievement of certain targeted Adjusted EBITDA under the Company’s historical International Financial Reporting Standards (“IFRS”) reporting standard. By virtue of the accounting restatement, we have determined that while our revenues remain unchanged, our Adjusted EBITDA for the year ended December 31, 2023 was lower than originally calculated, resulting in the Erroneously Awarded Compensation.
Outstanding Aggregate Erroneous Compensation Amount		$ 193,959
Sharebased Compensation Awards Cancelled To Recoup Erroneously Awarded Compensation	201,655
Market Value of the Sharebased Awards Cancelled To Recoup Erroneously Awarded Compensation	$ 183,515
Percentage Of Recouped Erroneously Awarded Compensation	94.50%
Compensation Not Required to Be Recovered Per Company Policy [Text Block]		Pursuant to the terms of the Company’s Clawback Policy, we determined that the Company was not required to recoup any compensation received by its executive officer for any fiscal year prior to the year ended December 31, 2023.